Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising From Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 271.0	€ 74.2
Cash flows	(66.7)	141.7
Acquisition of subsidiaries and businesses	1.3	35.0
Changes in fair value	277.8	17.3
New leases and disposals	109.8	4.3
Reclassification	0.0	0.0
Other	17.0	(1.5)
Ending balance	610.2	271.0
Current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	6.1	3.5
Cash flows	(14.1)	(12.7)
Acquisition of subsidiaries and businesses	0.0	2.7
Changes in fair value	0.0	0.0
New leases and disposals	22.1	8.6
Reclassification	13.4	4.0
Other	0.4	0.0
Ending balance	27.9	6.1
Non-current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	78.1	54.1
Cash flows	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	32.3
Changes in fair value	0.0	0.0
New leases and disposals	87.7	(4.3)
Reclassification	(13.4)	(4.0)
Other	1.3	0.0
Ending balance	153.7	78.1
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	155.9	16.6
Cash flows	(52.6)	140.8
Acquisition of subsidiaries and businesses	1.3	0.0
Changes in fair value	0.0	0.0
New leases and disposals	0.0	0.0
Reclassification	0.0	0.0
Other	15.3	(1.5)
Ending balance	119.9	155.9
Convertible note – embedded derivative
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	30.9	0.0
Cash flows	0.0	13.6
Acquisition of subsidiaries and businesses	0.0	0.0
Changes in fair value	277.8	17.3
New leases and disposals	0.0	0.0
Reclassification	0.0	0.0
Other	0.0	0.0
Ending balance	€ 308.7	€ 30.9